Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Apr. 27, 2020
Document And Entity Information [Abstract]
Entity Registrant Name	International General Insurance Holdings Ltd.
Entity Central Index Key	0001794338
Amendment Flag	false
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2019
Entity Emerging Growth Company	true
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		48,447,306
Entity Interactive Data Current	Yes
Entity Incorporation State Country Code	D0
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Ex Transition Period	false
Entity File Number	001-39255